Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Dec. 02, 2016